INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventory write-offs	$ 1,405	$ 1,260